Equipment, Furniture and Fixtures	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Equipment, Furniture and Fixtures

4.     Equipment, Furniture and Fixtures:

Equipment, Furniture and Fixtures consist of the following:

	June 30,
	2013	2012
Equipment	$32,334	$31,053
Furniture and fixtures	67,674	67,674
	100,008	98,727
Less-Accumulated depreciation	(95,453)	(92,870)
	$4,555	$5,857

Depreciation expense aggregated $2,583, $2,386, $2,798 and $181,392 for the fiscal years ended June 30, 2013, 2012, 2011, and cumulatively from inception through June 30, 2013, respectively.